SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
A summary of the Notes issued under the PPM is as follows

A summary of the Notes issued under the PPM is as follows:

Convertible Loan		Date of Issuance	Principal Amount	Interest
1-year convertible notes with 6% interest convertible at $0.25/share	(1)	1/12/2022	1,467,000	6%

(1)                 Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). WallachBeth also received 264,060 5-year warrants exercisable at $0.25/share, valued at $0.16, based on Black and Schools Option Pricing Model, for a total value of $42,250.